Description of Business and Segmented Disclosures - Schedule of Geographical Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 5,603	$ 5,832	$ 10,607	$ 10,442
Non-Current Assets	32,432		32,432		$ 31,819
Canada [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	3,305	3,480	6,454	6,327
Non-Current Assets	28,282		28,282		27,644
United States [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	2,298	$ 2,352	4,153	$ 4,115
Non-Current Assets	$ 4,150		$ 4,150		$ 4,175